GCAT 2023-NQM1 Trust ABS-15G

Exhibit 99.14

Client Name:
Client Project Name:	GCAT 2023-NQM1
Start - End Dates:	7/14/2019 - 2/17/2022
Deal Loan Count:	10

Conditions Report 2.0

Loans in Report:	10
Loans with Conditions:	4

1 - Total Active Conditions
1 - Non-Material Conditions
1 - Property Valuations Review Scope
1 - Category: Property
3 - Total Satisfied Conditions

2 - Credit Review Scope
2 - Category: Application
1 - Compliance Review Scope
1 - Category: TILA/RESPA Integrated Disclosure
0 - Total Waived Conditions

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Client Name:
Client Project Name:	GCAT 2023-NQM1
Start - End Dates:	7/14/2019 - 2/17/2022
Deal Loan Count:	10

Conditions Report 2.0

Loans in Report:	10
Loans with Conditions:	4

Loan Number	Original Principal Balance	State	Initial Lender ATR/QM Status	Loan Level ATR/QM Status	Initial Securitization Overall Loan Grade	Final Securitization Overall Loan Grade	Initial Securitization Credit Loan Grade	Final Securitization Credit Loan Grade	Initial Securitization Property Valuations Loan Grade	Final Securitization Property Valuations Loan Grade	Initial Securitization Compliance Loan Grade	Final Securitization Compliance Loan Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Property Valuations Loan Grade	Final S&P Property Valuations Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Condition Category	Condition Sub Category	Condition Status	Initial Securitization Condition Grade	Final Securitization Condition Grade	Initial S&P Condition Grade	Final S&P Condition Grade	Condition Code	Condition Description	Condition Material Indicator	Initial Comments	Client/Seller Response Comments	Conclusion Comments	TRID Error Type	Cure Method	Compensating Factors
491032204085	XXXXXX	GA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	CFCFS1734: Borrower has significant time at current job
- Clayton Comments:  Borrower has been a XXX XXX for 28 years

CFCFS1736: Significant time at current residence
- Clayton Comments:  Borrower has resided at the subject property for three years with all rents paid on time. He is now purchasing said property.

CFCFS1742: Consumer credit history exceeds guidelines
- Clayton Comments:  All creditors reflect paid as agreed

926168916145	XXXXXX	NJ	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	CFCFS1737: LTV below guideline requirements
- Clayton Comments:  LTV 81, max LtV 90

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  718 qualifying credit score

CFCFS3836: Borrower Net Worth
- Clayton Comments:  Borrower has over 6 months reserves in PITI

849355495947	XXXXXX	MN	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A	Credit	Application	Satisfied	D	A	D	A	CRDAPP3822	Missing or incomplete documentation related to citizenship/residency	No	Provide a complete Application with borrower's citizenship status. File contains XXX State Driver's license for borrower however initial application and final application is missing the citizenship status.	1.19.2022-Clients response Please see the attached document for a copy of the completed 1003 that should be sufficient to satisfy the exception. 1.19.2022-Upon further review the revised 1003 showing the borrower citizenship as a Non-Permanent Resident Alien. The borrower has provided his Washington State Drivers License and a letter from the IRS with his ITIN number. Exception has been satisfied.	1.19.2022-Exception satisfied.	(No Data)	Not Applicable	CFCFS1736: Significant time at current residence
- Clayton Comments:  Borrower has resided at the current residence for 7.16 months.

CFCFS1744: DTI below guideline requirement
- Clayton Comments:  DTI is 15.45%; guideline maximum is 50%.

CFCFS2854: Significant time in profession
- Clayton Comments:  Borrower has been XXX for 9.25 years.

183960597585	XXXXXX	MD	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	Compliance	TILA/RESPA Integrated Disclosure	Satisfied	C	A	C	A	CMPTRID3552	TRID - Loan Estimate not timely	No	Missing initial loan estimate dated within 3 days of application date of XXX.	2/2/2022 - Please see attached snapshot that we received the loan application on XXX. also see attached that we sent the loan estimate on XXX. Original application was submitted by broker on XXX. Our status shows we did not receive it until 12/16/2021. Since LE was within 3 days of reception, please clear the condition. 2/4/2022 - Upon further review Lender provided the Status update and LE that shows Lender received application on XXX and LE was issued XXX. No further documentation needed for this exception.	2/4/2022 - Exception satisfied	(No Data)	Not Applicable	CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Representing Credit Score is 747.

CFCFS1736: Significant time at current residence
- Clayton Comments:  Borrower has lived at current Residence for over 4 years.

CFCFS2854: Significant time in profession
- Clayton Comments:  Borrower has been in line of work for 6 years.

604314705986	XXXXXX	NJ	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A																(No Data)
661787709711	XXXXXX	VA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Representing Credit Score is 775.

CFCFS1737: LTV below guideline requirements
- Clayton Comments:  Calculated LTV : 68.67Max Allowable LTV : 85%

CFCFS1736: Significant time at current residence
- Clayton Comments:  Borrower has lived at current Residence for more than 2 years.

521742143510	XXXXXX	MD	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A	Credit	Application	Satisfied	D	A	D	A	CRDAPP3822	Missing or incomplete documentation related to citizenship/residency	No	Please provide clear drivers license copies for both deed holdersPlease provide non-permanent resident alien card, front and back copy	2.2.2022-Clients response Please see the attached driver license front and back for both borrowers.2.2.2022-Upon further review the Driver's Licenses for both borrowers have been received and reviewed. Please provide the Non-Permanent Resident Alien cards for both borrowers. Exception remains. 2.03.2022-Clients response Please see the attached ITINS for both borrowers . please clear the condition.2.03.2022-Upon further review the ITIN for both borrowers has been reviewed and accepted. Exception is satisfied.	2.2.2022-Exception remains.2.03.2022-Exception satisfied.	(No Data)	Not Applicable	CFCFS1744: DTI below guideline requirement
- Clayton Comments:  DTI 32.09

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Fico 747

CFCFS1742: Consumer credit history exceeds guidelines
- Clayton Comments:  No late pays in 5 years

460291559374	XXXXXX	CA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	CFCFS1736: Significant time at current residence
- Clayton Comments:  Borrower has resided at the current residence for 9.7 years.

CFCFS1737: LTV below guideline requirements
- Clayton Comments:  LTV is 47.27%; guideline maximum is 65%.

CFCFS2854: Significant time in profession
- Clayton Comments:  Borrower has been XXX for 16.2 years.

445610140836	XXXXXX	FL	(No Data)	ATR/QM: Exempt	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	Property Valuations	Property	Active	B	B	B	B	PRVAPROP177	Property Issues Indicated	No	Guidelines for Newer Condos, (subject built 2020), state 60% of total units must be sold. Of 263 total units, 143 units have sold, or 54.373%. 60% of total units is 158 to be sold to meet guidelines.	(No Data)	(No Data)	(No Data)	Not Applicable	CFCFS1736: Significant time at current residence
- Clayton Comments:  Per application borrower has been in residence for 10 years.

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Verified assets of XXX with XXX EMD received. Borrower received XXX back at closing, satisfying reserve requirement of XXX for LTV of 69.99% and a DSCR < 1.0.

525845309316	XXXXXX	FL	(No Data)	ATR/QM: Exempt	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Verified assets of $XXX required to close results in reserves of XXX. Reserves not required at 60.74% LTV with a DSCR > 1.0.

CFCFS1734: Borrower has significant time at current job
- Clayton Comments:  Per application borrower has been XXX for 17 years.

CFCFS1737: LTV below guideline requirements
- Clayton Comments:  LTV of 60.74% is below guideline maximum of 70%.

Client Name:
Client Project Name:	GCAT 2023-NQM1
Start - End Dates:	7/14/2019 - 2/17/2022
Deal Loan Count:	10

Conditions Report 2.0

Loans in Report:	10
Loans with Conditions:	4

Loan Number	TRID Indicator	Lender Application Date	Broker Application Date	Initial Securitization Overall Loan Grade	Final Securitization Overall Loan Grade	Initial Securitization Credit Loan Grade	Final Securitization Credit Loan Grade	Initial Securitization Property Valuations Loan Grade	Final Securitization Property Valuations Loan Grade	Initial Securitization Compliance Loan Grade	Final Securitization Compliance Loan Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Property Valuations Loan Grade	Final S&P Property Valuations Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Did Lender Acknowledge Exception at Origination
491032204085	Yes	XXXXXX	XXXXXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	No
926168916145	Yes	XXXXXX	XXXXXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	Not Applicable
849355495947	Yes	XXXXXX	XXXXXX	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A	No
183960597585	Yes	XXXXXX	XXXXXX	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	Not Applicable
604314705986	Yes	XXXXXX	XXXXXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	Not Applicable
661787709711	Yes	XXXXXX	XXXXXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	Not Applicable
521742143510	Yes	XXXXXX	XXXXXX	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A	No
460291559374	Yes	XXXXXX	XXXXXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	No
445610140836	Yes	XXXXXX	XXXXXX	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	Not Applicable
525845309316	Yes	XXXXXX	XXXXXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	Not Applicable